Financial instruments - Other current financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Other current financial assets	€ 4,290	€ 12,759
Positive fair values of forward exchange contracts	€ 0	€ 6,137